Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 604,518	$ 1,472,806
Restricted cash	10,000	10,000
Accounts receivable	10,365	18,569
Prepaids and other current assets	173,204	199,701
Total current assets	798,087	1,701,076
Non-current assets:
Property and equipment, net	2,342	3,346
Intangible assets, net	1,204,037	1,210,207
Total non-current assets	1,206,378	1,213,553
Total assets	2,004,466	2,914,629
Current liabilities:
Accounts payable	607,616	462,202
Accrued and other liabilities	513,000	226,469
Note payable, net of discount	118,838	0
Warrant liability	582,399	0
Derivative liability	172,389	0
Total current liabilities	1,994,242	688,671
Stockholders' equity
Common stock - $0.00001 par value, 200,000,000 authorized and 8,200,875 and 7,861,515 shares issued and outstanding (see Note 12)	82	79
Additional paid-in capital	42,028,310	41,596,032
Accumulated deficit	(42,018,169)	(39,370,153)
Total stockholders’ equity (deficit)	10,223	2,225,958
Total liabilities and stockholders’ equity (deficit)	$ 2,004,466	$ 2,914,629